Convertible Preferred Stock - Additional Information (Detail) - USD ($)			1 Months Ended					3 Months Ended								6 Months Ended		12 Months Ended
	Feb. 11, 2016	Dec. 17, 2015	Feb. 29, 2016	Sep. 30, 2015	May 31, 2015	Sep. 30, 2014	Jan. 31, 2014	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2015	Jan. 30, 2014
Class of Stock [Line Items]
Preferred stock, shares authorized								81,760,000				81,760,000						81,760,000	81,760,000
Preferred stock, par value								$ 0.001				$ 0.001						$ 0.001	$ 0.001
Conversion of convertible preferred stock, Shares			9,699,600
Modifications of preferred stock								$ 3,026,000	$ 2,459,000	$ 2,152,000	$ 2,087,000	$ 1,858,000	$ 2,054,000	$ 1,992,000	$ 1,933,000	$ 1,378,000	$ 4,239,000	$ 9,724,000	$ 7,837,000	$ 6,887,000
Preferred dividend description																		In September 2015, in connection with the Series B preferred stock financing, (1) the right of the holders of Series A preferred stock to receive accruing dividends, whether or not declared, at a rate of 8.0% per year of the Original Issue Price per share (as described below) ceased as of August 31, 2015, at which time such cumulative accruing dividends totaled $36,016, and (2) the right of holders of Series A preferred stock to receive a cash payment of accruing dividends upon the automatic conversion of the Series A preferred stock into common stock was modified such that all previously accrued but unpaid dividends on Series A preferred stock will be paid in shares of common stock, at a price of $13.9019172 per share, upon such conversion of the Series A preferred stock. If as of January 1, 2016, the Series A preferred stock has not automatically converted into shares of common stock according to its terms, the holders of the Series A preferred stock will be entitled to receive dividends at the rate of 8.0% per year of the respective Original Issue Price per share, commencing as of the respective original issuance date of the Series A preferred stock. These amendments to the Series A preferred stock dividend rights were accounted for as a modification of preferred stock based on a quantitative assessment of the change in the fair value that resulted from the modification of the dividend rights on the modification date. The decrease in the fair value of Series A preferred stock measured immediately before the modification and immediately after the modification, equal to $173, was recorded as a deemed dividend from holders of preferred stock to the holders of common stock, resulting in an increase to additional paid-in capital of $173 and a corresponding decrease of $173 to the carrying value of the Series A preferred stock.
Preferred dividends declared																		$ 0	$ 0
Proceeds of IPO qualified for conversion of preferred stock																$ 46,500,000
Number of shares converted			9,699,600
IPO [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																5,000,000
Preferred stock, par value																$ 0.001
Stock issued during the period, share																0
Preferred stock, issuance price	$ 8.00		$ 8.00
Stock issued during the period, share	6,250,000		6,250,000
Conversion of convertible preferred stock, Shares			2,590,442
Cumulative accrued dividends	$ 36,016
Proceeds of IPO qualified for conversion of preferred stock	$ 42,700,000		$ 42,529,000
Number of shares converted	9,699,600		9,699,600
Minimum [Member]
Class of Stock [Line Items]
Proceeds of IPO qualified for conversion of preferred stock																		$ 50,000,000
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of convertible preferred stock, Shares																(104,854,769)
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during the period, share							5,000,000
Preferred stock, issuance price							$ 1.00
Proceeds from issuance of preferred stock value							$ 4,932,000
Issuance cost							$ 68,000												$ 68,000
Conversion price per share					$ 10.8102000	$ 3.6030397							$ 3.6030397									$ 10.8102000
Modifications of preferred stock																		$ 11,481,000	(6,037,000)
Preferred stock percentage		8.00%		8.00%														8.00%
Cumulative accrued dividends			$ 36,016,000
Dividends per share				$ 13.9019172					$ 13.9019172
Shares issued in lieu of dividends			2,590,742
Series A Preferred Stock [Member] | Dividend [Member]
Class of Stock [Line Items]
Modifications of preferred stock						$ 6,037,000
Series A Preferred Stock [Member] | Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Modifications of preferred stock						1,027,000
Modifications of preferred stock		$ (743,000)			$ 10,565,000													$ 11,481,000	(1,027,000)
Modifications of preferred stock				$ 173,000
Series A Preferred Stock [Member] | Accumulated Deficit [Member]
Class of Stock [Line Items]
Modifications of preferred stock						$ 5,010,000
Modifications of preferred stock																			(5,010,000)
Series A Preferred Stock [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Modifications of preferred stock		743,000			$ 10,565,000													(11,481,000)	$ 6,037,000
Stock issued during the period, share																			5,000,000
Modifications of preferred stock				$ 173,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, issuance price				$ 1.286					1.286
Proceeds from issuance of preferred stock value				$ 21,090,000
Issuance cost				$ 910,000														910,000
Modifications of preferred stock																		$ (26,000)
Stock issued during the period, share				17,107,303
Aggregate promissory notes converted				$ 15,000,000
Aggregate accrued interest				$ 798,000
Conversion of convertible preferred stock, Shares				12,284,466
Share price				$ 1.286					$ 1.286
Preferred stock percentage				8.00%
Cumulative accrued dividends																					$ 36,016,000
Liquidation preference per share								$ 3.215										$ 3.215
Series B Preferred Stock [Member] | Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Modifications of preferred stock		(26,000)																$ (26,000)
Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Modifications of preferred stock		$ 26,000																$ 26,000
Stock issued during the period, share																		17,107,303
Conversion of convertible preferred stock, Shares																		12,284,466